Average Annual Total Returns			12 Months Ended	31 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.07%	7.78%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			7.54%	6.26%
Solactive GBS United States 1000 NTR Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS United States 1000 NTR Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent			24.06%	17.95%
Performance Inception Date		May 18, 2022
40% Solactive U.S. Aggregate Bond Index, 30% Solactive GBS United States 1000 NTR Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	40% Solactive U.S. Aggregate Bond Index, 30% Solactive GBS United States 1000 NTR Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (reflects no deduction for fees or expenses)1
Average Annual Return, Percent	[1]		8.45%	8.15%
Performance Inception Date		May 18, 2022
Solactive U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive US Aggregate Bond Index
Average Annual Return, Percent			0.80%	0.83%
Performance Inception Date		May 18, 2022
Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS Developed Markets ex North America Large & All Cap USD Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent			4.03%	8.03%
Performance Inception Date		May 18, 2022
Solactive GBS Global Markets All Cap Index Member
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS Global Markets All Cap Index
Average Annual Return, Percent			16.75%	13.75%
Performance Inception Date		May 18, 2022
Solactive U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent			0.80%	0.83%
Relative Sentiment Tactical Allocation ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.58%	8.33%
Performance Inception Date		May 18, 2022

[1]	Index assumes withholding taxes on dividends.